Summary of Significant Accounting Policies - Schedule of Core Deposit Intangibles Amortization Expense (Details) (Core deposits, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Core deposits
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2013	$ 337
2014	0
2015	0
2016	0
2017	0
Total	$ 337